Share-based payments - Summary of indirect measurement of fair value of goods or services received, share options granted during period (Detail)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 yr $ / shares
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Share Options Granted During Period [Line Items]
Dividend yield		5.00%
Expected volatility		35.00%
Risk-free rate of return		0.40%
Vesting period of options | yr		3
Strike price	$ 18	$ 18
Spot price		$ 11.22
Pricing model		Black-Scholes-Merton